Insurance Contracts - Summary of Insurance Income And Contractual Service Margin For Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	₩ 10,295,693	$ 7,975,160	₩ 9,550,101	[1]	₩ 16,107,858	[2]
Profit or loss recognized related to service provided	1,245,076		1,094,389
Insurance contracts issued
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	0
Effect of new contracts	33,487		23,871
Insurance service result	(1,277,779)		(1,243,884)
Insurance finance income and expenses	5,061,675		(7,563,774)
Insurance contracts issued | Contractual service margin
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	(1,399,448)		411,419
Effect of new contracts	2,471,636		2,233,988
Insurance service result	(172,888)		1,551,017
Insurance finance income and expenses	463,756		380,024
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	6,205,471		5,567,717
Insurance service result	(1,277,779)		(1,243,884)
Insurance finance income and expenses	5,061,675		(7,563,774)
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued | Contracts applying the fair value approach
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	2,778,549		2,660,459
Beginning contractual service margin	2,324,961		2,308,718
Profit or loss recognized related to service provided	(203,155)		(180,297)
Changes in estimations adjusting contractual service margin	626,984		119,825
Effect of new contracts	0		0
Insurance service result	423,829		(60,472)
Insurance finance income and expenses	82,383		76,715
Ending contractual service margin	2,831,173		2,324,961		2,308,718
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued | All other contracts
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	3,426,923		2,907,258
Beginning contractual service margin	10,933,156		9,018,358
Profit or loss recognized related to service provided	(1,041,921)		(914,093)
Changes in estimations adjusting contractual service margin	(2,026,432)		291,595
Effect of new contracts	2,471,636		2,233,988
Insurance service result	(596,717)		1,611,490
Insurance finance income and expenses	381,373		303,308
Ending contractual service margin	10,717,812		10,933,156		9,018,358
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued | Contractual service margin
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	6,205,472		5,567,717
Beginning contractual service margin	13,258,117		11,327,076
Profit or loss recognized related to service provided	(1,245,076)		(1,094,390)
Changes in estimations adjusting contractual service margin	(1,399,448)		411,420
Effect of new contracts	2,471,636		2,233,988
Insurance service result	(172,888)		1,551,018
Insurance finance income and expenses	463,756		380,023
Ending contractual service margin	₩ 13,548,985		₩ 13,258,117		₩ 11,327,076

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.